Basis of Presentation and Summary of Significant Accounting Policies - Summary of Accounts Receivable and Unbilled Receivables, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Accounts receivable	$ 36,094,398	$ 703,706
Allowance for credit losses	1,934,514
Unbilled receivable	5,016,435
Accounts receivable and unbilled receivable, net	$ 39,176,319	$ 703,706